Fair Value Measurements - Reconciliation Liabilities Level 3 (Details) (Contingent earn-out liability, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Contingent earn-out liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 2,095		$ 0
Changes in fair value recognized in earnings	(7)	[1]	0	[1]
Purchases	1,706	[2]	2,095	[2]
Sales	0		0
Issuances	0		0
Settlements	(3)		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance at end of period	$ 3,791		$ 2,095

[1]	Recognized in the consolidated statements of income within “General and administrative expense”
[2]	Contingent consideration liabilities resulted from the Company’s acquisition of Crossline during December 2013 and its purchase of assets from NattyMac during August 2012. See Note 4 “Business Combinations” for additional information related to these business combinations and contingent consideration arrangements.